Subsequent events - Additional Information (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 09, 2021
Subsequent Events [Line Items]
Profit (loss) from discontinued operations	¥ 243,337,000	¥ (24,205,000)	¥ (23,058,000)
Movement of net assets due to elimination of intra group transactions	¥ 418,203,000
Subsequent event [member] | Mingyou Future
Subsequent Events [Line Items]
Consideration for disposal				¥ 6,534
Maximum total revenue derived from disposed business (as a percent)	1.00%	1.00%	1.00%